Fair Value (Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying amounts of cost-method investment securities not practical to estimate fair value and no indicators of impairment		¥ 430	¥ 429
Carrying amounts of investments in equity method investees		2,216	2,200
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		30,987	25,683
Interest-earning deposits in other banks		39,128	38,327
Call loans and funds sold		757	704
Receivables under resale agreements		6,701	8,188
Receivables under securities borrowing transactions		9,839	11,003
Investment securities	[1],[2]	3,330	3,688
Loans, net of allowance for credit losses	[3]	117,319	117,033
Other financial assets	[4]	7,372	5,827
Deposits, Non-interest-bearing		28,367	29,486
Deposits, Interest-bearing		163,430	160,928
Total deposits		191,797	190,414
Call money and funds purchased		2,529	1,975
Payables under repurchase agreements		17,119	16,081
Payables under securities lending transactions		4,790	5,549
Due to trust account		3,088	3,335
Other short-term borrowings		8,037	7,857
Long-term debt		29,866	27,475
Other financial liabilities		6,952	6,094
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		30,987	25,683
Interest-earning deposits in other banks		39,128	38,327
Call loans and funds sold		757	704
Receivables under resale agreements		6,701	8,188
Receivables under securities borrowing transactions		9,839	11,003
Investment securities	[1],[2]	3,449	3,808
Loans, net of allowance for credit losses	[3]	118,767	118,765
Other financial assets	[4]	7,372	5,827
Deposits, Non-interest-bearing		28,367	29,486
Deposits, Interest-bearing		163,440	160,948
Total deposits		191,807	190,434
Call money and funds purchased		2,529	1,975
Payables under repurchase agreements		17,119	16,081
Payables under securities lending transactions		4,790	5,549
Due to trust account		3,088	3,335
Other short-term borrowings		8,037	7,857
Long-term debt		30,028	27,627
Other financial liabilities		6,952	6,094
Estimated Fair Value [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and due from banks		30,987	25,683
Investment securities	[1],[2]	1,201	1,206
Loans, net of allowance for credit losses	[3]	5	5
Estimated Fair Value [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest-earning deposits in other banks		39,128	38,327
Call loans and funds sold		757	704
Receivables under resale agreements		6,701	8,188
Receivables under securities borrowing transactions		9,839	11,003
Investment securities	[1],[2]	1,106	1,144
Loans, net of allowance for credit losses	[3]	261	257
Other financial assets	[4]	7,372	5,827
Deposits, Non-interest-bearing		28,367	29,486
Deposits, Interest-bearing		163,440	160,948
Total deposits		191,807	190,434
Call money and funds purchased		2,529	1,975
Payables under repurchase agreements		17,119	16,081
Payables under securities lending transactions		4,790	5,549
Due to trust account		3,088	3,335
Other short-term borrowings		8,037	7,857
Long-term debt		30,028	27,627
Other financial liabilities		6,952	6,094
Estimated Fair Value [Member] | Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment securities	[1],[2]	1,142	1,458
Loans, net of allowance for credit losses	[3]	¥ 118,501	¥ 118,503

[1]	Excludes cost-method investments of ¥429 billion and ¥430 billion at March 31, 2017 and September 30, 2017, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
[2]	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[3]	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to "Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis" for the details of the level classification.
[4]	Excludes investments in equity method investees of ¥2,200 billion and ¥2,216 billion at March 31, 2017 and September 30, 2017, respectively.